Summary Of Significant Accounting Policies - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Class of Stock [Line Items]
Receivables, net, current	$ 900	$ 1,300
Advertising Expense	200	$ 400	$ 600
Impairment Losses Recognized On Marketable Securities	$ 0
Customer Concentration Risk [Member]
Class of Stock [Line Items]
Percentage of accounts receivable held by customer	10.00%